INCOME TAXES (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	25.00%	25.00%	24.00%
Net operating losses carried forward	$ 32,414	$ 44,822
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	146,927
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	30,284	26,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	17	97	(154)
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	58	239
Statutory Accounting Practices Income Percentage Minimum	90.00%
Unrecognized Tax Benefits	1,017	4,487	4,181
Withholding Tax Distribution Percentage	20.00%
Tax Basis of Investments, Additional Information	reduced tax rates of 5% in Zone A and 8% elsewhere
Tax Credit Carryforward Expiration Period	20 years
Subsequent Event [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	26.50%
Public Utilities, Requested Rate Increase (Decrease), Amended, Percentage	16.00%
Israeli Subsidiaries [Member] | Subsequent Event [Member] | Maximum [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	26.50%
Israeli Subsidiaries [Member] | Subsequent Event [Member] | Minimum [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	25.00%
Formula [Member]
Net operating losses carried forward	68,640	60,030
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	177,211	188,600
Matrix [Member]
Net operating losses carried forward	33,700	38,100
Magic [Member]
Net operating losses carried forward	2,835
Magic [Member] | Israeli Subsidiaries [Member]
Net operating losses carried forward	12,412
Magic [Member] | Europe
Net operating losses carried forward	5,252
Sapiens [Member]
Net operating losses carried forward	$ 45,912